SEWARD & KISSEL LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 24, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AB Cap Fund, Inc. - AB FlexFee US Thematic Portfolio (the “Fund”) File Nos. 2-29901 and 811-01716

Dear Sir or Madam:

Attached herewith for filing on behalf of the Fund is the Fund’s preliminary Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.

Please call Paul M. Miller or the undersigned at (202) 737-8833 with any comments or questions.

Sincerely,
/s/ Lancelot A. King
Lancelot A. King

Attachment

cc: Paul M. Miller